WABF P1 08/24

FRANKLIN TEMPLETON ETF TRUST

SUPPLEMENT DATED AUGUST 21, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED AUGUST 1, 2024, OF

WESTERN ASSET BOND ETF (THE “FUND”)

Effective August 21, 2024, the following supersedes any and all disclosure to the contrary in the Fund’s Summary Prospectus, Prospectus and SAI:

The investment professionals primarily responsible for the day-to-day management of the Fund are Messrs. Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, Nicholas Mastroianni, and Julien A. Scholnick.

Please retain this supplement for future reference.